STOCK BASED COMPENSATION - Restricted stock units (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCK BASED COMPENSATION
Vesting period	4 years
Cofounders
STOCK BASED COMPENSATION
Stock-based compensation expense	$ 26,893	$ 12,776
Cofounders | General and administrative expenses
STOCK BASED COMPENSATION
Stock-based compensation expense	26,893	12,776
Restricted Stock Units | General and administrative expenses
STOCK BASED COMPENSATION
Stock-based compensation expense	$ 1,415,589	$ 767,908	$ 0
Restricted Stock Units | Cofounders
STOCK BASED COMPENSATION
Shares issued pursuant to restricted stock purchase agreements	0	3,411,057	3,411,057
Vesting period		4 years
Grant-date fair values	$ 1.66